Credit facilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short term loans banks		$ 1,814,551	$ 2,728,385
China Bank Of Communication [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	January 2025 (repaid in January 2025)
Credit facilities interest rate	[1]	4.40%
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]	$ 417,339
China Bank Of Communication One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	August 2024
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]		423,567
China Bank Of Communication One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	4.90%
China Bank Of Communication One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	5.00%
China Bank Of Communication Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	January 2025 (extended to November 2026)
Credit facilities interest rate	[1]	4.40%
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]	$ 695,565
China Bank Of Communication Three [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	January 2024 (extended to December 2024)
Credit facilities interest rate	[1]	4.60%
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]		705,945
Postal Saving Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[2]	June 2024
Credit facilities interest rate	[2]	5.70%
Credit facilities collateral guarantee descriptions	[2]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	[2]		564,756
Zhejiang Hecheng Rural Commercial Bank Co [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[3]	August 2025
Credit facilities interest rate	[3]	12.40%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	[3]	$ 166,936
China Resource Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		March 2024
Credit facilities interest rate		5.80%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			412,272
Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2025
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks		$ 317,178
Bank Of China [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		3.60%
Bank Of China [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		3.90%
Bank Of China One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2024
Credit facilities interest rate		3.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks			415,096
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		December 2024
Credit facilities interest rate		4.00%
Credit facilities collateral guarantee descriptions		Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd.
Short term loans banks			52,240
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		August 2025
Credit facilities interest rate		5.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 132,489
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			154,509
Weizhong Bank One [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	6.10%
Weizhong Bank One [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	9.70%
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2025
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 68,011
Weizhong [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025 (repaid in February 2025)
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 3,784
Weizhong One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025 (repaid in February 2025)
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 13,249

[1]	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. On January 2, 2024, the Line of Credit 1 was extended to July 14, 2024 and further extended to November 18, 2026.
[2]	In June 2023, the Company secured a renewable line of credit (“Line of Credit 2”) worth approximately $0.6 million from Postal Savings Bank of China for a two-year term. This line of credit is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company. Simultaneously, on the same date, the Company withdrew approximately $0.6 million from Line of Credit 2, which carries an interest rate of 5.7%. In June 2024, the Company has fully repaid the loan under Line of Credit 2.
[3]	On August 30, 2024, the Company entered into a loan agreement with Zhejiang Hecheng Rural Commercial Bank Co Ltd, for approximately $0.2 million. The loan is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company to be due in August 2025 with 4.25% interest rate per annum.